Intangible Assets	3 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

7. Intangible Assets

There were no intangible assets at December 31, 2016. At March 31, 2017, intangible assets consist of the following:

2017
Permits and licenses	$25,000
Customer lists	351,431
Total intangible asset	376,431
Less accumulated amortization	(2,929)
Intangible assets - net	$373,502

Amortization expense totaled $2,929 and nil for the three months ended March 31, 2017 and 2016, respectively.